New Century Capital Portfolio
PORTFOLIO SUMMARIES NEW CENTURY CAPITAL PORTFOLIO
Investment Objective.
The investment objective of the Capital Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk.
Portfolio Fees and Expenses.
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees	New Century Capital Portfolio New Century Capital Portfolio Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fees (Imposed only if redemption occurs within 30 days of initial purchase, applied as a percentage of amount redeemed)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses	New Century Capital Portfolio New Century Capital Portfolio Shares
Management Fees	0.96%
Distribution (12b-1) fees	0.24%
Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.48%
Total Annual Fund Operating Expenses	1.96%	[1]
[1]	Total annual fund operating expenses do not correlate with the ratio of expenses to average net assets in the Financial Highlights section of the Prospectus, which reflects the operating expenses of each Portfolio and does not include Acquired Fund Fees and Expenses.

Expense Example.

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
New Century Capital Portfolio | New Century Capital Portfolio Shares | USD ($)	199	616	1,058	2,286

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the portfolio turnover rate for this Portfolio was 48% of the average value of its Portfolio. Portfolio turnover may increase or decrease with changes to market volatility.

Principal Investment Strategies.

The Capital Portfolio seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including exchange traded funds (“ETFs”), that emphasize investments in equity securities such as common stocks, preferred stocks or securities convertible into stocks and bonds (domestic and foreign).

The Capital Portfolio will diversify its equity investments by investing primarily in investment companies that focus on different segments of the equity markets. For example, the Capital Portfolio may be invested in investment companies that emphasize growth, growth and income, equity income, small-capitalization, aggressive, and foreign equities. The Capital Portfolio uses a flexible approach in selecting investments and is not limited by an underlying fund’s investment style (such as growth or value) or its market capitalization range (such as small, middle or large capitalization companies).

Principal Investment Risks.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security (“underlying fund”) in which the Portfolio invests may prove to be incorrect and there is no guarantee that underlying funds will perform as anticipated. The value of an underlying fund can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Equity Risk. Overall stock market risks may affect the value of the Portfolio. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. When the value of an underlying fund decreases, the Portfolio’s value decreases.

Market Capitalization Risk. Investment companies may be categorized as having a small, medium, or large capitalization market value. The underlying funds in which the Portfolio invests, as well as the Portfolio itself may invest in small and mid-capitalization companies, which generally have higher potential risks than large capitalization companies. Small and mid-capitalization companies may be more volatile than, and fluctuate independently of, broad stock market indices such as the S&P 500® Composite Index.

Investment Company and ETF Risk. Investments by the Portfolio in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change objectives which may or may not parallel the investment direction of the Portfolio. The Portfolio’s Management has no control over the managers or investments of underlying funds. In addition, the price movement of an ETF may not correlate to the underlying index and may result in a loss. Further, investments in other investment companies subject the investor to fees and expenses charged by such other investment companies, including ETFs, referred to as Acquired Fund Fees and Expenses as shown in the Annual Fund Operating Expenses table.

Foreign Investing Risk. The Portfolio may utilize global macro investment strategies by investing in investment companies that invest primarily in foreign securities. Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors. If an underlying fund invests primarily in a particular country or region, it may be adversely affected by the above factors or events particular to that country or region.

Emerging Market Securities Risk. The Portfolio may invest in investment companies that invest in foreign securities issued by companies located in developing or emerging countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.

Currency Risk. The Portfolio may invest in foreign securities or take a thematic approach that forecasts a change in the valuation of the U.S. Dollar and as a result would expose the Portfolio to currency risk which is also commonly referred to as exchange rate risk. Exchange rate risk arises when there is a change in the price of one currency in relation to another. For example, if the Japanese Yen appreciates relative to the U.S. Dollar, an investment denominated in the Yen will be impacted by both the return of the underlying investment as well as the Yen’s appreciation versus the U.S. Dollar.

Performance.

The bar chart and table below show how the Portfolio has performed in the past and provides some indication of the risks of investing in the Portfolio. The table shows how the performance of the Portfolio has varied from year to year as compared to a broader index measuring market performance. Past performance (before and after taxes) may not indicate how well a Portfolio will perform in the future. Updated performance information can be found on our Website at http://www.newcenturyportfolios.com or by calling us toll-free at (888) 639-0102.

Average Annual Total Returns, years ended 12/31

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.74% (2Q ‘09) and the lowest return for a calendar quarter was –20.94% (4Q ‘08).
Average Annual Total Returns (For the periods ended December 31, 2016)
Average Annual Total Returns - New Century Capital Portfolio	1 Year	5 Years	10 Years
New Century Capital Portfolio Shares	5.54%	9.96%	4.32%
New Century Capital Portfolio Shares | After Taxes on Distributions	3.70%	7.82%	3.20%
New Century Capital Portfolio Shares | After Taxes on Distributions and Sales	4.65%	7.86%	3.42%
S&P 500® Composite Index (reflects no deduction of fees, expenses and taxes)	11.96%	14.66%	6.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns shown are not relevant for shareholders who hold Portfolio shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

New Century Balanced Portfolio
NEW CENTURY BALANCED PORTFOLIO
Investment Objective.
The investment objective of the Balanced Portfolio is to provide income, with a secondary objective to provide capital growth, while managing risk.
Portfolio Fees and Expenses.
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees	New Century Balanced Portfolio New Century Balanced Portfolio Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fees (Imposed only if redemption occurs within 30 days of initial purchase, applied as a percentage of amount redeemed)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses	New Century Balanced Portfolio New Century Balanced Portfolio Shares
Management Fees	0.96%
Distribution (12b-1) fees	0.23%
Other Expenses	0.31%
Acquired Fund Fees and Expenses	0.65%
Total Annual Fund Operating Expenses	2.15%	[1]
[1]	Total annual fund operating expenses do not correlate with the ratio of expenses to average net assets in the Financial Highlights section of the Prospectus, which reflects the operating expenses of each Portfolio and does not include Acquired Fund Fees and Expenses.

Expense Example.

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
New Century Balanced Portfolio | New Century Balanced Portfolio Shares | USD ($)	218	674	1,156	2,486

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the portfolio turnover rate for this Portfolio was 34% of the average value of its Portfolio. Portfolio turnover may increase or decrease with changes to market volatility.

Principal Investment Strategies.

The Balanced Portfolio seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including ETFs, that emphasize investments in equity securities such as common stocks, preferred stocks or securities convertible into stocks (domestic and foreign), that are economically tied to any countries or markets throughout the world, including those of companies economically tied to emerging markets, and in fixed income securities such as fixed rate debt, variable rate debt or high-yield, lower rated debt instruments (domestic and foreign), or in a composite of such securities.

The Balanced Portfolio will use a variety of investment techniques designed to generate dividends (including dividends of funds in which the Balanced Portfolio invests that are derived from interest), interest, and other income. The Balanced Portfolio will diversify its equity and fixed income investments by investing primarily in investment companies that focus on different segments of the equity and fixed income markets. For example, the portion of the Balanced Portfolio that is invested in equities may be invested in investment companies that emphasize growth, growth and income, equity income, small-capitalization and foreign equities. The portion of the Balanced Portfolio that is invested in fixed income securities may be invested in investment companies that emphasize domestic, high-yield (including lower rated) and foreign fixed income securities. The Balanced Portfolio uses a flexible approach to selecting investments and is not limited by an underlying fund’s investment style (such as growth or value), its market capitalization range (such as small, middle or large capitalization companies) or any specific average weighted maturity range (such as short-term, intermediate-term or long-term fixed income securities).

The Balanced Portfolio will maintain at least 25% of its assets in fixed income investments by selecting underlying funds that invest in such securities.

Principal Investment Risks.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Portfolio invests may prove to be incorrect and there is no guarantee that underlying funds will perform as anticipated. The value of an underlying funds can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Equity Risk. Overall stock market risks may affect the value of the Portfolio. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. When the value of an underlying fund decreases, the Portfolio’s value decreases.

Market Capitalization Risk. Investment companies may be categorized as having a small, middle, or large capitalization market value. The underlying funds in which the Portfolio invests, as well as the Portfolio itself, may invest in small and mid-capitalization companies, which generally have higher potential risks than large capitalization companies. Small and mid-capitalization companies may be more volatile than, and fluctuate independently of, broad stock market indices such as the S&P 500® Composite Index.

Investment Company and ETF Risk. Investments by the Portfolio in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change objectives which may or may not parallel the investment direction of the Portfolio. The Portfolio’s Management has no control over the managers or investments of underlying funds. In addition, the price movement of an ETF may not correlate to the underlying index and may result in a loss. Further, investments in other investment companies subject the investor to fees and expenses charged by such other investment companies, including ETFs, referred to as Acquired Fund Fees and Expenses as shown in the Annual Fund Operating Expenses table.

Foreign Investing Risk. The Portfolio may utilize global macro investment strategies by investing in investment companies that invest primarily in foreign securities. Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors. If an underlying fund invests primarily in a particular country or region, it may be adversely affected by the above factors or events particular to that country or region.

Emerging Market Securities Risk. The Portfolio may invest in investment companies that invest in foreign securities issued by companies located in developing or emerging countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.

Currency Risk. The Portfolio may invest in foreign securities or take a thematic approach that forecasts a change in the valuation of the U.S. Dollar and as a result would expose the Portfolio to currency risk which is also commonly referred to as exchange rate risk. Exchange rate risk arises when there is a change in the price of one currency in relation to another. For example, if the Japanese Yen appreciates relative to the U.S. Dollar, an investment denominated in the Yen will be impacted by both the return of the underlying investment as well as the Yen’s appreciation versus the U.S. Dollar.

Fixed Income Risk. The Portfolio invests in investment companies that invest in fixed income securities such as debt securities. Debt securities will increase or decrease in value based on changes in interest rates, among other factors. The Portfolio will also be subject to credit risk if investing in distressed securities, such as high-yield or lower-rated securities. Certain debt securities may be subject to maturity risk. More information about these risks is provided below:

➢ Interest Rate Risk. Fixed income securities, such as debt securities, may not make regular interest payments, but instead may be sold at a discount to the principal amount that is paid at maturity. Some securities pay interest at fixed rates of return, while others pay interest at variable rates. Interest may be paid at different intervals. If interest rates increase, the value of the Portfolio’s fixed income securities generally declines. On the other hand, if interest rates fall, the value of the fixed income securities generally increases.

➢ Credit / High-Yield Risk. The Portfolio is subject to credit risk. The Portfolio may lose money if the issuer of a fixed income security or distressed security cannot meet its financial obligations or goes bankrupt. Distressed securities, such as high-yield, lower-rated debt securities (i.e. “junk bonds”) are considered to be more speculative than higher quality fixed income securities. Distressed securities are more susceptible to credit risk than investment-grade securities, which may be especially true during periods of economic uncertainty or during economic downturns.

➢ Maturity Risk. Generally, the longer the time until maturity, the more sensitive the price of a fixed income security is to changes in interest rates. Further, the net asset value ("NAV") of a fund that holds debt securities with a longer average maturity may fluctuate more than the NAV of a fund that holds debt securities with a shorter average maturity.

Convertible Securities Risk. The Portfolio may invest in investment companies that invest in convertible securities. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a pre-determined price (the conversion price) into the common stock of the issuer. The market values of convertible securities and other debt securities tend to fall when prevailing interest rates rise. The values of convertible securities also tend to change whenever the market value of the underlying common or preferred stock fluctuates.

Performance.

The bar chart and table below show how the Portfolio has performed in the past and provides some indication of the risks of investing in the Portfolio. The table shows how the performance of the Portfolio has varied from year to year as compared to broader indices measuring market performance. Past performance (before and after taxes) may not indicate how well a Portfolio will perform in the future. Updated performance information can be found on our Website at http://www.newcenturyportfolios.com or by calling us toll-free at (888) 639-0102.

The Blended Index shown below is an unmanaged, hybrid index comprised of 60% of the S&P 500® Composite Index and 40% of the Barclays U.S. Intermediate Government/Credit Bond Index. The Blended Index, which consists of a mixture of both equity securities and fixed income securities, provides an appropriate comparison to the Portfolio’s blend of securities and is more closely aligned with the Portfolio’s investment objectives. Further, the S&P 500® Composite Index is an additional comparison which is comprised of 500 U.S. stocks and is an indicator of the performance of the overall stock market. In addition, the Barclays U.S. Intermediate Government/Credit Bond index is appropriate for comparison purposes as it represents the non-securitized component of the U.S. Aggregate Index, and includes Treasuries, government–related issues, and corporates.

Average Annual Total Returns, years ended 12/31

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.00% (2Q ‘09) and the lowest return for a calendar quarter was –11.92% (4Q ‘08).
Average Annual Total Returns (For the periods ended December 31, 2016)
Average Annual Total Returns - New Century Balanced Portfolio	1 Year	5 Years	10 Years
New Century Balanced Portfolio Shares	6.97%	7.05%	3.76%
New Century Balanced Portfolio Shares | After Taxes on Distributions	5.66%	5.59%	2.77%
New Century Balanced Portfolio Shares | After Taxes on Distributions and Sales	5.03%	5.44%	2.89%
Blended Index (60% S&P 500® Composite Index and 40% Barclays U.S. Intermediate Government/Credit Bond Index) (reflects no deduction of fees, expenses or taxes)	8.06%	9.52%	6.01%
S&P 500® Composite Index (reflects no deduction of fees, expenses and taxes)	11.96%	14.66%	6.95%
Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction of fees, expenses or taxes)	2.08%	1.85%	3.84%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns shown are not relevant for shareholders who hold Portfolio shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

New Century International Portfolio
NEW CENTURY INTERNATIONAL PORTFOLIO
Investment Objective.
The investment objective of the International Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk.
Portfolio Fees and Expenses.
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees	New Century International Portfolio New Century International Portfolio Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fees (Imposed only if redemption occurs within 30 days of initial purchase, applied as a percentage of amount redeemed)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses	New Century International Portfolio New Century International Portfolio Shares
Management Fees	1.00%
Distribution (12b-1) fees	0.23%
Other Expenses	0.35%
Acquired Fund Fees and Expenses	0.93%
Total Annual Fund Operating Expenses	2.51%	[1]
Less Fee Waiver and/or Expense Reimbursement	0.07%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.44%
[1]	Total annual fund operating expenses do not correlate with the ratio of expenses to average net assets in the Financial Highlights section of the Prospectus, which reflects the operating expenses of each Portfolio and does not include Acquired Fund Fees and Expenses.
[2]	The Adviser has contractually agreed to reduce its fees and expenses in order to limit the total annual fund operating expenses of the Fund (excluding Acquired Fund fees and expenses, interest, taxes and extraordinary expenses) to an annual rate of 1.50% of the Fund's average net assets. This fee waiver and expense limitation agreement is in effect through March 1, 2018, and is re-evaluated on an annual basis. To the extent the Adviser waives its fees and/or absorbs expenses to satisfy the cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the 1.50% expense cap. This fee waiver may be terminated prior to March 1, 2018 only with the consent of the Fund's Board of Trustees.

Expense Example.

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
New Century International Portfolio | New Century International Portfolio Shares | USD ($)	247	775	1,329	2,841

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the portfolio turnover rate for this Portfolio was 45% of the average value of its Portfolio.

Principal Investment Strategies.

The International Portfolio seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including ETFs, which emphasize investments in equities such as common stocks, preferred stocks or securities convertible into stocks, but which focus on securities in foreign and emerging markets, and with less emphasis on securities in domestic markets.

The International Portfolio will select for its portfolio investment companies that emphasize investment in securities of issuers that are located outside the U.S. The International Portfolio, through its investments in underlying funds, will have exposure to the securities of issuers located in at least three different countries outside of the U.S. The International Portfolio will select investment companies with investment strategies that may benefit from growing markets, new products, increasing market share, growth of dividends, interest, or other income. In selecting such investment companies, the International Portfolio may consider the opportunity for such an investment company to produce current income through its investments.

The International Portfolio will diversify its equity investments by investing primarily in investment companies that focus on different segments of the foreign and domestic equity markets. For example, the portion of the International Portfolio that is invested in equities may be invested in investment companies that emphasize growth, growth and income, equity income, small-capitalization and aggressive equities. “Small-capitalization” refers to underlying funds that invest in the securities of issuers with a total market capitalization of less than $1 billion. The International Portfolio may also invest in investment companies that focus on different segments of the foreign and domestic debt markets.

As a general rule, the underlying funds in which the International Portfolio invests in will invest at least 65%, and may invest up to 100%, of their assets in securities of foreign issuers.

Principal Investment Risks.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Portfolio invests may prove to be incorrect and there is no guarantee that underlying funds will perform as anticipated. The value of an underlying fund can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Equity Risk. Overall stock market risks may affect the value of the Portfolio. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. When the value of an underlying fund decreases, the Portfolio’s value decreases.

Market Capitalization Risk. Investment companies may be categorized as having a small, medium, or large capitalization market value. The underlying funds in which the Portfolio invests, as well as the Portfolio itself, may invest in small and mid-capitalization companies, which generally have higher potential risks than large capitalization companies. Small and mid-capitalization companies may be more volatile than, and fluctuate independently of, broad stock market indices such as the S&P 500® Composite Index.

Investment Company and ETF Risk. Investments by the Portfolio in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change objectives which may or may not parallel the investment direction of the Portfolio. The Portfolio’s Management has no control over the managers or investments of underlying funds. In addition, the price movement of an ETF may not correlate to the underlying index and may result in a loss. Further, investments in other investment companies subject the investor to fees and expenses charged by such other investment companies, including ETFs, referred to as Acquired Fund Fees and Expenses as shown in the Annual Fund Operating Expenses table.

Foreign Investing Risk. The Portfolio may utilize global macro investment strategies by investing in investment companies that invest primarily in foreign securities. Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors. The Portfolio will primarily invest in international mutual funds that invest predominantly in foreign securities. The foreign securities in which an underlying fund may invest can include securities from emerging markets and securities located within a particular country or region. If an underlying fund invests primarily in a particular country or region, it may be adversely affected by the above factors or events particular to that country or region.

Emerging Market Securities Risk. The Portfolio may invest in investment companies that invest primarily in foreign securities issued by companies located in developing or emerging countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.

Currency Risk. The Portfolio may invest in foreign securities or take a thematic approach that forecasts a change in the valuation of the U.S. Dollar and as a result would expose the Portfolio to currency risk which is also commonly referred to as exchange rate risk. Exchange rate risk arises when there is a change in the price of one currency in relation to another. For example, if the Japanese Yen appreciates relative to the U.S. Dollar, an investment denominated in the Yen will be impacted by both the return of the underlying investment as well as the Yen’s appreciation versus the U.S. Dollar.

Performance.

The bar chart and table below show how the Portfolio has performed in the past and provides some indication of the risks of investing in the Portfolio. The table shows how the performance of the Portfolio has varied from year to year as compared to broader indices measuring market performance. Past performance (before and after taxes) may not indicate how well a Portfolio will perform in the future. Updated performance information can be found on our Website at http://www.newcenturyportfolios.com or by calling us toll-free at (888) 639-0102.

The MSCI All Country World ex-USA Index, as shown below, is an appropriate index as it is a broader international index that factors in non-EAFE geographies, including emerging markets, which is a sector held by the Portfolio. In addition, the MSCI EAFE Index, is an additional comparison to the Portfolio since it is a widely recognized benchmark of the world’s stock market, excluding the United States. Further, the MSCI EAFE Index coincides closely to the Portfolio’s investment objective of capital growth through exposure to foreign markets.

Average Annual Total Returns, years ended 12/31

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.56% (2Q ‘09) and the lowest return for a calendar quarter was –21.52% (3Q ‘11).
Average Annual Total Returns (For the periods ended December 31, 2016)
Average Annual Total Returns - New Century International Portfolio	1 Year	5 Years	10 Years
New Century International Portfolio Shares	(1.00%)	4.56%	0.82%
New Century International Portfolio Shares | After Taxes on Distributions	(1.22%)	2.92%	(0.08%)
New Century International Portfolio Shares | After Taxes on Distributions and Sales	(0.39%)	3.60%	0.71%
MSCI All Country World ex-USA Index (reflects no deduction of fees, expenses or taxes)	4.50%	5.00%	0.96%
MSCI EAFE Index (reflects no deduction of fees, expenses or taxes)	1.00%	6.53%	0.75%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns shown are not relevant for shareholders who hold Portfolio shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

New Century Alternative Strategies Portfolio
NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
Investment Objective.
The investment objective of the Alternative Strategies Portfolio is to provide total return while managing risk.
Portfolio Fees and Expenses.
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees	New Century Alternative Strategies Portfolio New Century Alternative Strategies Portfolio Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fees (Imposed only if redemption occurs within 30 days of initial purchase, applied as a percentage of amount redeemed)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses	New Century Alternative Strategies Portfolio New Century Alternative Strategies Portfolio Shares
Management Fees	0.75%
Distribution (12b-1) fees	0.21%
Other Expenses	0.29%
Acquired Fund Fees and Expenses	1.15%
Total Annual Fund Operating Expenses	2.40%	[1]
[1]	Total annual fund operating expenses do not correlate with the ratio of expenses to average net assets in the Financial Highlights section of the Prospectus, which reflects the operating expenses of each Portfolio and does not include Acquired Fund Fees and Expenses.

Expense Example.

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
New Century Alternative Strategies Portfolio | New Century Alternative Strategies Portfolio Shares | USD ($)	243	749	1,282	2,739

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the portfolio turnover rate for this Portfolio was 28% of the average value of its Portfolio. Portfolio turnover may increase or decrease with changes to market volatility.

Principal Investment Strategies.

The Alternative Strategies Portfolio seeks to achieve its investment objective by focusing on total return while managing volatility and risk. In addition, the Alternative Strategies Portfolio will continue to invest primarily in shares of registered investment companies, including ETFs, and closed-end funds. The investment companies that the Alternative Strategies Portfolio will invest in are those that emphasize alternative strategies, which generally have low correlations to the securities in the S&P 500® Composite Index, such as funds that sell equity securities long and short, employ global macro investment strategies, employ asset allocation strategies, employ merger arbitrage and convertible arbitrage strategies, option-hedged and managed futures strategies, invest in distressed securities, invest in the natural resources sector and invest in real estate investment trusts (“REITs”).

In addition to employing alternative strategies such as those described above, the underlying funds invest in equities such as common stocks, preferred stocks, securities convertible into stocks (domestic and foreign) or underlying funds that short stocks; in fixed income securities such as fixed rate debt, variable rate debt or high-yield, lower rated debt instruments (domestic and foreign); in exchange traded notes; structured notes; or in a composite of the aforementioned securities. The Alternative Strategies Portfolio uses a flexible approach to selecting investments and is not limited by an underlying fund’s investment style (such as growth or value), its market capitalization range (such as small, middle or large capitalization companies) or any specific average weighted maturity range (such as short-term, intermediate-term or long-term fixed income securities).

Principal Investment Risks.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Portfolio invests may prove to be incorrect and there is no guarantee that underlying funds will perform as anticipated. The value of an underlying fund can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Investment Company, Closed-End Fund and ETF Risk. Investments by the Portfolio in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change objectives which may or may not parallel the investment direction of the Portfolio. The Portfolio’s Management has no control over the managers or investments of underlying funds. In addition, the price movement of an ETF may not correlate to the underlying index and may result in a loss. Closed-end funds may trade infrequently, with small volume, and at a discount to NAV, which may affect the Portfolio’s ability to sell shares of the fund at a reasonable price. Further, investments in other investment companies subject the investor to fees and expenses charged by such other investment companies, including ETFs, called Acquired Fund fees and expenses as shown in the Annual Fund Operating Expenses table.

Foreign Investing Risk. The Portfolio may utilize global macro investment strategies by investing in investment companies that invest primarily in foreign securities. Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors. If an underlying fund invests primarily in a particular country or region, it may be adversely affected by the above factors or events particular to that country or region.

Emerging Market Securities Risk. The Portfolio may invest in investment companies that invest in foreign securities issued by companies located in developing or emerging countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.

Currency Risk. The Portfolio may invest in foreign securities or take a thematic approach that forecasts a change in the valuation of the U.S. Dollar and as a result would expose the Portfolio to currency risk which is also commonly referred to as exchange rate risk. Exchange rate risk arises when there is a change in the price of one currency in relation to another. For example, if the Japanese Yen appreciates relative to the U.S. Dollar, an investment denominated in the Yen will be impacted by both the return of the underlying investment as well as the Yen’s appreciation versus the U.S. Dollar.

Long/Short Selling Risk. The Portfolio may invest in underlying funds that take long and short positions in different securities, and may invest in such underlying funds as a part of its principal investment strategy. There are risks involved with selling securities short. The underlying fund may not always be able to borrow the security or close out of a short position at an acceptable price, and may have to sell long positions at disadvantageous times to cover short positions. The underlying fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The underlying fund may be required to pay a premium, dividend or interest.

Convertible Securities Risk. The Portfolio may invest in investment companies that invest in convertible securities. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a pre-determined price (the conversion price) into the common stock of the issuer. The market values of convertible securities and other debt securities tend to fall when prevailing interest rates rise. The values of convertible securities also tend to change whenever the market value of the underlying common or preferred stock fluctuates.

Merger Arbitrage Risk. The Portfolio may invest in underlying funds that use a merger arbitrage investment strategy. The principal risk involved with merger arbitrage investments is the possibility that proposed reorganizations may be renegotiated or terminated, which could result in a loss.

Natural Resources Risk. The Portfolio may invest in investment companies that invest primarily in the natural resources sector, and may invest in such underlying funds as a part of its principal investment strategy. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For example, events in nature, such as earthquakes or fires in prime resource areas, and political events, such as coups or military confrontations, can affect the overall supply of a natural resource and thereby affect the value of companies involved in that natural resource.

Fixed Income Risk. The Portfolio invests in investment companies that invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates; will be subject to credit risk if investing in distressed securities, such as high-yield or lower-rated securities. Certain debt securities may be subject to maturity risk. Fixed income securities subject the Portfolio to additional risks as noted below:

➢ Interest Rate Risk. Fixed income securities, such as debt securities, may not make regular interest payments, but instead are sold at a discount to the principal amount that is paid at maturity. Some securities pay interest at fixed rates of return, while others pay interest at variable rates. Interest may be paid at different intervals. If interest rates increase, the value of the Portfolio’s fixed income securities generally declines. On the other hand, if interest rates fall, the value of the fixed income securities generally increases.

➢ Maturity Risk. Generally, the longer the time until maturity, the more sensitive the price of a fixed income security is to interest rate changes. Further, the net asset value ("NAV") of a fund that holds debt securities with a longer average maturity may fluctuate more than the NAV of a fund that holds debt securities with a shorter average maturity.

➢ Credit / High-Yield Risk. The Portfolio is subject to credit risk. The Portfolio may lose money if the issuer of a fixed income security or distressed security cannot meet its financial obligations or goes bankrupt. Distressed securities, such as high-yield, lower-rated debt securities (i.e. “junk bonds”) are considered to be more speculative than higher quality fixed income securities. Distressed securities are more susceptible to credit risk than investment-grade securities, which may be especially true during periods of economic uncertainty or during economic downturns.

➢ Distressed Companies Risk: The Portfolio may invest in investment companies concentrated in distressed companies. Distressed companies are those that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy. The risk associated with investing in distressed companies is that a merger or other restructuring, or a tender or exchange offer, that was proposed or pending at the time the investment company invested in the distressed company may not be executed with the terms or within the time frame anticipated, resulting in losses to the investment company. Debt obligations of distressed companies typically are unrated, lower-rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Futures and Options Risk. The Portfolio may invest in investment companies invested in managed futures and options. An underlying fund may use derivatives such as options on stock or bond indices, financial and currency futures contracts and related options, and currency options. There is no guarantee such strategies will work. An underlying fund’s use of derivatives may magnify losses on those investments, as well as risk to that fund that it would not have been subject to if it invested directly in securities, commodities or currencies underlying those derivatives. In addition, exposure to commodity markets may subject the fund to greater volatility than investments in traditional securities.

Real Estate Risk. REITs, although not direct investments in real estate, are subject to the risks associated with investing in real estate. The value of these securities will rise and fall in response to many factors including economic conditions, the demand for rental property and changes in interest rates. The Portfolio is currently authorized to invest up to 5% of its total assets directly in REITs.

Performance.

The bar chart and table below show how the Portfolio has performed in the past and provides some indication of the risks of investing in the Portfolio. The table shows how the performance of the Portfolio has varied from year to year as compared to broader indices measuring market performance. Past performance (before and after taxes) may not indicate how well a Portfolio will perform in the future. Updated performance information can be found on our Website at http://www.newcenturyportfolios.com or by calling us toll-free at (888) 639-0102.

The S&P 500® Composite Index is an additional comparison which is comprised of 500 U.S. stocks and is an indicator of the performance of the overall stock market. In addition, the Barclays U.S. Intermediate Government/Credit Bond index is appropriate for comparison purposes as it represents the non-securitized component of the U.S. Aggregate Index, and includes Treasuries, government–related issues, and corporates. Previously, the Portfolio had listed the Hedge Fund Research Inc. Fund of Funds Diversified Index for comparison purposes, however the Portfolio is no longer contractually entitled to use such benchmark.

Average Annual Total Returns, years ended 12/31

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.34% (2Q ‘09) and the lowest return for a calendar quarter was –13.31% (4Q ‘08).
Average Annual Total Returns (For the periods ended December 31, 2016)
Average Annual Total Returns - New Century Alternative Strategies Portfolio	1 Year	5 Years	10 Years
New Century Alternative Strategies Portfolio Shares	4.72%	2.76%	1.55%
New Century Alternative Strategies Portfolio Shares | After Taxes on Distributions	4.66%	2.55%	1.14%
New Century Alternative Strategies Portfolio Shares | After Taxes on Distributions and Sales	2.72%	2.11%	1.14%
S&P 500® Composite Index (reflects no deduction of fees, expenses or taxes)	11.96%	14.66%	6.95%
Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction of fees, expenses or taxes)	2.08%	1.85%	3.84%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns shown are not relevant for shareholders who hold Portfolio shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.